Expense Example - Pioneer High Yield VCT Portfolio	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,357
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	$ 1,619